Note 7 - Income Taxes	12 Months Ended
Mar. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
7. Income Taxes

The Company files a consolidated federal and various state income tax returns. The provision for income taxes is as follows:

	2018	2017	2016
		(Restated)	(Restated)
	(In thousands)
Current:
Federal	$(1,901)	$395	$24,579
State	351	495	1,953
	(1,550)	890	26,532

Deferred:
Federal	$(4,475)	$8,226	$425
State	(447)	637	283
	(4,922)	8,863	708
Total income tax (benefit) expense	$(6,472)	$9,753	$27,240

A reconciliation of the expected U.S. statutory rate to the effective rate follows:

	2018	2017	2016
		(Restated)	(Restated)
Computed (expected tax rate)	31.5%	35.0%	35.0%
State income taxes (net of federal tax benefit)	3.1	3.9	2.7
State tax credits	2.4	(2.0)	(0.9)
Federal credits	3.1	(1.3)	(0.3)
Manufacturer’s deduction	-	(1.3)	(3.7)
(Reversal of) addition to uncertain tax positions	(0.8)	0.2	0.2
Difference between statutory and actual rate	(10.5)	(0.4)	-
Other permanent differences not deductible	1.6	1.8	(0.2)
Change in valuation allowance	(9.7)	0.1	0.1
Tax rate change	8.8	-	-
Other	2.4	2.0	(0.3)
Effective income tax rate	31.9%	38.0%	32.6%

The effective tax rate was
31.9%
in
2018
and
38.0%
in
2017.
  Of the
6.1
percentage point decrease in the effective tax rate for the year, there are three
major contributors. The change in valuation allowance related to state credits accounts for a
9.9%
decrease. There are certain California state income tax credit carryovers that will likely not
be realized given the closure of the Modesto plant. The change in income tax rate resulting from the Tax Cuts and Jobs Act accounts for
4.9%
of this decrease. These
two
items were partially offset by the change in federal and state credits and incentives which accounts for an
8.8%
increase. The dollar amount of these credits and incentives did not
change significantly from
2017
to
2018.
  However, because income was reported in
2017
and a loss was reported in
2018,
the credits and incentives have an inverse impact on the tax rate in
2018
compared to
2017.

On
December 22, 2017,
the President of the United States signed into law the Tax Cuts and Jobs Act tax reform legislation. This legislation makes significant change in U.S. tax law including a reduction in the corporate tax rates, changes to net operating loss carryforwards and carrybacks, and a repeal of the corporate alternative minimum tax. The legislation reduced the U.S. corporate tax rate from the current rate of
35.0%
to
31.5%
for Fiscal
2018
and then down to
21%
starting in Fiscal
2019.
As a result of the enacted law, the Company was required to revalue deferred tax assets and liabilities at the rate in effect during their scheduled reversal. This revaluation resulted in a benefit of
$1.4
 million to income tax expense and a corresponding reduction in the net deferred tax liability as of
March 31, 2018.
The other provisions of the Tax Cuts and Jobs Act did
not
have a material impact on the fiscal
2018
consolidated financial statements.

The following is a summary of the significant components of the Company's deferred income tax assets and liabilities as of
March 31:

	2018	2017
		(Restated)
	(In thousands)
Deferred income tax assets:
Future tax credits	$5,030	$3,827
Restructuring reserve	2,374	-
Employee benefits	2,440	3,119
Insurance	361	924
Other comprehensive loss	8,500	7,135
Interest	31	32
Future federal tax credits	443	-
Prepaid revenue	15,422	17,729
Other	715	472
Net operating loss carryovers	4,512	-
	39,828	33,238
Deferred income tax liabilities:
Property basis and depreciation difference	11,750	12,786
481(a) adjustment	-	429
Inventory valuation	11,270	12,766
Intangibles	325	213
Earnings from equity investment	-	193
Pension	2,329	3,590
	25,674	29,977
Valuation allowance - non-current	3,865	1,891
Net deferred income tax (liability) asset	$10,289	$1,370

Net non-current deferred income tax assets of
$10.3
 million as of
March
31,
2018
and
$1.4
 million as of
March
31,
2017
are recognized in the Consolidated Balance Sheets.

The Company has State tax credit carryforwards amounting to
$1.5
million (California, net of Federal impact),
$1.3
million (New York, net of Federal impact), and
$2.2
million (Wisconsin, net of Federal impact), which are available to reduce future taxes payable in each respective state through
2033
(Wisconsin), through
2033
(New York), and through
2028
(California). The Company has performed the required assessment regarding the realization of deferred tax assets and at
March
31,
2018,
the Company has recorded a valuation allowance amounting to
$3.9
million, which relates primarily to tax credit carryforwards which management has concluded it is more likely than not
they will
not
be realized in the ordinary course of operations. Although realization is not
assured, management has concluded that it is more likely than not
that the deferred tax assets for which a valuation allowance was determined to be unnecessary will be realized in the ordinary course of operations. The amount of net deferred tax assets considered realizable, however, could be reduced if actual future income or income taxes rates are lower than estimated or if there are differences in the timing or amount of future reversals of existing taxable or deductible temporary differences.

Current rules on the accounting for uncertainty on income taxes prescribe a minimum recognition threshold for a tax position taken or expected to be taken in a tax return that is required to be met before being recognized in the financial statements. Those rules also provide guidance on derecognition, measurement, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company classifies the liability for uncertain tax positions in other accrued expenses or other long-term liabilities depending on their expected settlement. The change in the liability for the years ended
March
31,
2018
and
2017
consists of the following:

	2018	2017
	(In thousands)
Beginning balance	$715	$694

Tax positions related to current year:
Additions	9	67

Tax positions related to prior years:
Additions	154	-
Reductions	(23)	(46)
Settlements	-	-
Lapses in statues of limitations	-	-
Balance as of March 31,	$855	$715

Neither balances at
March
31,
2018
nor
2017
include tax positions that are highly certain but for which there is uncertainty about the timing. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of these positions would not
impact the annual effective tax rate but would accelerate the payment of cash to the tax authority to an earlier period.

The Company recognizes interest and penalties accrued on unrecognized tax benefits as well as interest received from favorable settlements within income tax expense. During the years ended
March
31,
2018
and
2017,
the Company recognized approximately
$0.0
million decrease and
$0.1
million decrease, respectively, in interest and penalties. As of
March
31,
2018
and
2017,
the Company had approximately
$0.1
million and
$0.1
million, respectively, of interest and penalties accrued associated with unrecognized tax benefits.

Although management believes that an adequate provision has been made for uncertain tax positions, there is the possibility that the ultimate resolution could have an adverse effect on the earnings of the Company. Conversely, if resolved favorably in the future, the related provisions would be reduced, thus having a positive impact on earnings. It is anticipated that audit settlements will be reached during
2019
 with federal and state taxing authorities that could have an impact on earnings. Due to the uncertainty of amounts and in accordance with its accounting policies, the Company has not
recorded any potential impact of these settlements.

The federal income tax returns for years after
March 31, 2014
are subject to examination.